Interest-Bearing Loans and Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 23,574	$ 26,003
Non-current portion of interest-bearing loans and borrowings		535,811	532,373
Less: deferred finance costs		(12,090)	(16,026)
Total interest-bearing loans and borrowings, net		547,295	542,350	$ 540,591	$ 514,929
Notes Payable [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 5,152	4,927
Interest Rate	[1]	LIBOR(3)
Maturity date	[2]	November 2, 2024(1)
Non-current portion of interest-bearing loans and borrowings		$ 2,525	7,536
Less: deferred finance costs		(5,949)
Total interest-bearing loans and borrowings, net		7,677
Seller's credit for the construction of the six liquid barges [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 2,911	2,676
Interest Rate		Fixed rate of 8.5%
Maturity date	[3]	November 16, 2025(2)
Non-current portion of interest-bearing loans and borrowings		$ 5,842	8,537
2022 BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 7,900	0
Interest Rate		Fixed rate of 4.25%
Maturity date		July 1, 2025
Non-current portion of interest-bearing loans and borrowings		$ 14,630	0
Total interest-bearing loans and borrowings, net		22,530
2020 BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 0	12,000
Interest Rate		Six-month LIBOR plus 3.25%
Maturity date		March 31, 2022
Term Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 0	1,400
Interest Rate		Three-month LIBOR plus 3.15%
Maturity date		May 18, 2022
Non-current portion of interest-bearing loans and borrowings		$ 0	6,300
2022 Term Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 1,400	0
Interest Rate		SOFR plus 3.15%
Maturity date		May 18, 2025
Non-current portion of interest-bearing loans and borrowings		$ 4,900	0
Less: deferred finance costs		(72)	(99)
Total interest-bearing loans and borrowings, net		6,300
Seller's credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 5,000	5,000
Interest Rate		Fixed rate of 5.00%
Maturity date		March 22, 2024
Non-current portion of interest-bearing loans and borrowings		$ 5,000	10,000
Total interest-bearing loans and borrowings, net		10,000
Santander Facility [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		$ 1,211
Interest Rate		Fixed rate of 4.20%
Maturity date		March 7, 2026
Non-current portion of interest-bearing loans and borrowings		$ 2,914	0
Total interest-bearing loans and borrowings, net		$ 4,125
2025 Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate		Fixed rate of 10.75%
Maturity date		July 1, 2025
Non-current portion of interest-bearing loans and borrowings		$ 500,000	$ 500,000

[1]	The Company pays interest based on six-month LIBOR, and expects to convert to either the Commercial Interest Reference Rates (“CIRR”) or Secured Overnight Financing Rate (“SOFR”), to be agreed with the bank within 2023.
[2]	Includes 32 different drawdown events; the maturity date for each such drawdown event is on the 16th semi-annual installment payment date following the drawdown event.
[3]	Includes six different drawdown events, corresponding to six different barges; the maturity date for each such drawdown event is on the 20th quarterly installment payment date.